UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04448
______________________________________________

UBS Master Series, Inc.
______________________________________________________________________________
(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114
______________________________________________________________________________
(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management 51 West 52nd Street New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq. Dechert LLP 1775 I Street, N.W. Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: February 28

Date of reporting period: November 30, 2008

Item 1. Schedule of Investments

UBS Money Market Fund
Schedule of investments – November 30, 2008 (unaudited)

	Face
	amount ($)	Value ($)

US government and agency obligations—18.22%

Federal Home Loan Bank
2.000%, due 12/16/08[1]	500,000	499,583
2.400%, due 01/02/09[1]	500,000	498,933
2.600%, due 01/16/09[1]	500,000	498,339
3.310%, due 01/20/09[1]	250,000	248,851
2.560%, due 02/13/09	250,000	250,305
2.100%, due 04/09/09[1]	300,000	297,743
Federal Home Loan Mortgage Corp.*
2.720%, due 12/22/08[1]	250,000	249,603
2.750%, due 03/30/09[1]	250,000	247,728
1.800%, due 05/18/09[1]	500,000	495,800
4.125%, due 11/30/09	250,000	254,550
Federal National Mortgage Association*
3.000%, due 09/23/09[1]	250,000	243,833
US Cash Management Bills
1.280%, due 04/29/09[1,2]	250,000	248,676
0.880%, due 05/15/09[1]	500,000	497,983
US Treasury Bills
1.080%, due 05/07/09[1,2]	500,000	497,645
1.640%, due 07/02/09[1]	500,000	495,148
1.050%, due 07/30/09[1]	500,000	496,486

Total US government and agency obligations (cost—$6,021,206)		6,021,206

Bank note—0.76%

Banking-US—0.76%
US Bank N.A.
2.960%, due 03/10/09 (cost—$249,997)	250,000	249,997

Certificates of deposit—2.27%

Banking-non-US—0.76%
Rabobank Nederland
2.990%, due 02/17/09	250,000	250,000

Banking-US—1.51%
Citibank N.A.
3.300%, due 01/22/09	250,000	250,000
State Street Bank & Trust Co.
3.750%, due 01/20/09	250,000	250,000

		500,000

Total certificates of deposit (cost—$750,000)		750,000

Commercial paper[1]—17.73%

Asset backed-miscellaneous—12.13%
Amsterdam Funding Corp.
3.900%, due 12/05/08	300,000	299,870
Atlantic Asset Securitization LLC
1.450%, due 01/02/09	500,000	499,356
Bryant Park Funding LLC
1.050%, due 12/17/08	433,000	432,798
Enterprise Funding Corp.
2.000%, due 01/27/09	300,000	299,050
Falcon Asset Securitization Corp.
1.400%, due 01/26/09	500,000	498,911

UBS Money Market Fund
Schedule of investments – November 30, 2008 (unaudited)

	Face
	amount ($)	Value ($)

Commercial paper[1]—(concluded)

Asset backed-miscellaneous—(concluded)
Jupiter Securitization Co. LLC
2.000%, due 12/05/08	300,000	299,933
Ranger Funding Co. LLC
2.000%, due 12/05/08	260,000	259,942
Sheffield Receivables Corp.
1.000%, due 12/15/08	288,000	287,888
Variable Funding Capital Corp.
2.700%, due 12/01/08	300,000	300,000
Windmill Funding Corp.
3.900%, due 12/05/08	300,000	299,870
Yorktown Capital LLC
1.500%, due 01/05/09	250,000	249,635
1.500%, due 02/05/09	280,000	279,230

		4,006,483

Automobile OEM—0.99%
American Honda Finance Corp.
2.000%, due 12/01/08	326,000	326,000

Banking-non-US—0.76%
Dnb NOR ASA
4.500%, due 12/22/08	250,000	249,344

Banking-US—1.60%
Nordea N.A., Inc.
2.750%, due 12/03/08	230,000	229,965
Societe Generale N.A., Inc.
2.100%, due 12/05/08	300,000	299,930

		529,895

Finance-noncaptive diversified—1.50%
General Electric Capital Corp.
2.500%, due 01/29/09	250,000	248,976
2.400%, due 06/03/09	250,000	246,933

		495,909

Food/beverage—0.75%
Nestle Capital Corp.
1.250%, due 02/27/09	250,000	249,236

Total commercial paper (cost—$5,856,867)		5,856,867

Repurchase agreements—62.49%

Repurchase agreement dated 11/28/08 with Barclays Bank PLC, 0.200% due 12/01/08, collateralized by $10,314,000 Federal National Mortgage Association obligations*, 0.830% due 12/30/09; (value—$10,200,752); proceeds: $10,000,167	10,000,000	10,000,000

UBS Money Market Fund
Schedule of investments – November 30, 2008 (unaudited)

	Face
	amount ($)	Value ($)

Repurchase agreements—(concluded)

Repurchase agreement dated 11/28/08 with Deutsche Bank Securities, Inc., 0.200% due 12/01/08, collateralized by $10,805,000 Federal Home Loan Bank obligations, 4.950% due 11/28/11; (value—$10,812,732); proceeds: $10,600,177	10,600,000	10,600,000
Repurchase agreement dated 11/28/08 with State Street Bank & Trust Co., 0.080% due 12/01/08, collateralized by $45,914 US Treasury Bills, zero coupon due 02/19/09; (value—$45,910); proceeds: $45,000	45,000	45,000

Total repurchase agreements (cost—$20,645,000)		20,645,000

	Number of
	shares

Investment of cash collateral from securities loaned—2.31%

Money market fund[3]—2.31%

UBS Private Money Market Fund LLC[4],
1.179% (cost—$764,062)	764,062	764,062

Total investments (cost—$34,287,132 which approximates cost for federal income tax purposes)[5]—103.78%		34,287,132

Liabilities in excess of other assets—(3.78)%		(1,250,201)

Net assets (applicable to 20,219,416; 996,274 and 11,810,266 shares of common stock outstanding of Class A, Class B and Class C, respectively, each equivalent to $1.00 per share)—100.00%		33,036,931

*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the U.S. Treasury guaranteed the debt issued by these organizations.

1	Interest rates shown are the discount rates at date of purchase.

2	Security, or portion thereof, was on loan at November 30, 2008.

3	Rate shown reflects the yield at November 30, 2008.

4	The table below details the Fund’s transaction activity in an affiliated issuer for the nine months ended November 30, 2008.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		nine months	nine months		nine months
	Value at	ended	ended	Value at	ended
Security description	02/29/08 ($)	11/30/08 ($)	11/30/08 ($)	11/30/08 ($)	11/30/08 ($)

UBS Private Money Market Fund LLC	—	764,062	—	764,062	177

5	Investments are valued at amortized cost, unless the Fund’s Board of Directors determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by Fund is performed in an effort to ensure that amortized cost approximates market value.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“FAS 157”), effective March 1, 2008. FAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs, including but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risks.
Level 3 – Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

The following is a summary of the inputs used as of November 30, 2008 in valuing the Fund’s assets:

Quoted prices in
	active markets for	Significant other
	identical securities	observable inputs	Unobservable
Description	(Level 1) ($)	(Level 2) ($)	Inputs (Level 3) ($)	Total ($)

Assets

Securities	—	34,287,132	—	34,287,132

OEM	Original Equipment Manufacturer

Issuer breakdown by country of origin

Percentage of total investments (%)

United States	97.9

Netherlands	0.7

Norway	0.7

Switzerland	0.7

Total	100.0

Weighted average maturity — 35 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated August 31, 2008.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Master Series, Inc.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	January 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	January 29, 2009

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	January 29, 2009